Software Development Costs, net (Tables)	12 Months Ended
Dec. 31, 2022
Research and Development [Abstract]
Schedule of Finite-Lived Intangible Assets
Capitalized software development costs as of December 31, 2022 and 2021 consisted of the following (in thousands):

	As of December 31,
	2022	2021
Capitalized software development costs	$5,324	$4,463
Accumulated amortization	(3,572)	(2,671)
Software development costs, net	$1,752	$1,792

Less discontinued operations	(487)	(648)
Software development costs, continuing operations	$1,265	$1,144
Intangible assets at December 31, 2022 and 2021 consisted of the following (in thousands):

	December 31,							Remaining Weighted Average Useful Life
	2022				2021
	Gross Amount	Accumulated Amortization	Impairment	Net Carrying Amount	Gross Amount	Accumulated Amortization	Net Carrying Amount
IP Agreement	$162	$(91)	$—	$71	$172	$(54)	$118	1.75
Trade Name/Trademarks	3,590	(1,414)	(593)	1,583	$3,602	$(662)	$2,940	4.00
Webstores & Websites	404	(258)	(146)	—	404	(123)	281	0.00
Customer Relationships	9,121	(2,776)	(749)	5,596	9,294	(1,440)	7,854	2.86
Developed Technology	21,777	(5,385)	(2,921)	13,471	22,175	(3,010)	19,165	5.22
Non-compete Agreements	4,270	(2,488)	(220)	1,562	4,786	(1,666)	3,120	0.74
Totals	$39,324	$(12,412)	$(4,629)	$22,283	$40,433	$(6,955)	$33,478
Less discontinued operations	(26,911)	7,621	1	(19,289)	(27,789)	4,321	(23,468)
Intangible assets, continuing operations	$12,413	$(4,791)	$(4,628)	$2,994	$12,644	$(2,634)	$10,010

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Future amortization expense on the computer software is anticipated to be as follows (in thousands):

For the Years Ending December 31,	Total	Continuing Operations	Discontinued Operations
2023	$729	$466	$263
2024	586	437	149
2025	264	189	75
2026	173	173	—
2027 and thereafter	—	—	—
Total	$1,752	$1,265	$487
Future amortization expense on intangibles assets is anticipated to be as follows (in thousands):

For the Years Ending December 31,	Total	Continuing Operations	Discontinued Operations
2023	$4,663	$837	$3,826
2024	3,841	679	3,162
2025	3,430	598	2,832
2026	2,841	408	2,433
2027	2,494	322	2,172
2028 and thereafter	5,014	150	4,864
Total	$22,283	$2,994	$19,289